27. Financial instruments and risk management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 1,026,862	R$ 562,207	R$ 1,072,332	R$ 1,898,773
Restricted cash	268,047	168,769
Level 2 | Book Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	434,295	269,797
Short-term investments	922,888	390,129
Restricted cash	268,047	168,769
Derivative assets	40,647	3,817
Derivative liabilities	(34,457)	(89,211)
Level 2 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	434,295	269,797
Short-term investments	922,888	390,129
Restricted cash	268,047	168,769
Derivative assets	40,647	3,817
Derivative liabilities	(34,457)	(89,211)
Level 1 | Book Value
Disclosure of detailed information about financial instruments [line items]
Short-term investments	32,701	41,104
Level 1 | Fair Value
Disclosure of detailed information about financial instruments [line items]
Short-term investments	R$ 32,701	R$ 41,104